UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2009

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company
	028-13411 Envestnet Asset Management Inc
	028-04558 Parametric Portfolio Associates

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	$ 3,132,860
List of Other Included Managers:

No.	13F File Number	Name

None

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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        3208     43470 SH     SOLE                  36460     0     7010
ABB LTD-SPON ADR                 sponsored adr 000375204       87915   4386985 SH     SOLE                1644020     0  2742965
Abbott Labs                      com           002824100      105714   2136937 SH     SOLE                 877022     0  1259915
Ace Ltd                          shs           H0023R105       84282   1576545 SH     SOLE                 642430     0   934115
Agrium Inc.                      com           008916108       68635   1378495 SH     SOLE                 517155     0   861340
Altria Group                     com           02209S103         214     12000 SH     SOLE                      0     0    12000
American Express Co.             com           025816109        1604     47315 SH     SOLE                   3540     0    43775
Amgen Inc.                       com           031162100       69875   1160135 SH     SOLE                 443875     0   716260
Apache Corp.                     com           037411105        1111     12100 SH     SOLE                      0     0    12100
AT&T Inc.                        com           00206R102       71459   2645636 SH     SOLE                1091420     0  1554216
Bank of America Corp.            com           060505104       95396   5638032 SH     SOLE                2267858     0  3370174
Bank Of New York Mellon Corp.    com           064058100       65492   2259140 SH     SOLE                 950790     0  1308350
Berkshire Hathaway Inc.          cl a          084670108        2020        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         272     21300 SH     SOLE                  21300     0        0
Chevron Corp                     com           166764100      127417   1809135 SH     SOLE                 728275     0  1080860
Cisco Systems Inc.               com           17275R102       97573   4145005 SH     SOLE                1510935     1  2634070
Comcast Corp. Special Cl A       cl a spl      20030N200       98288   6112430 SH     SOLE                2346053     2  3766377
ConocoPhillips                   com           20825C104       75799   1678455 SH     SOLE                 682454     3   996001
Consolidated Edison Inc.         com           209115104         368      9000 SH     SOLE                      0     4     9000
Covidien PLC                     added         G2554F105       92560   2139623 SH     SOLE                 881205     5  1258418
CSX Corp.                        com           126408103       68481   1635945 SH     SOLE                 663030     0   972915
CVS Caremark Corp.               com           126650100      119234   3336155 SH     SOLE                1277698     0  2058457
Devon Energy Corp.               com           25179M103      106837   1586761 SH     SOLE                 619002     0   967759
Dupont De Nemours                com           263534109         280      8712 SH     SOLE                   1500     0     7212
El Paso Corporation              com           28336L109      101962   9880085 SH     SOLE                3768110     0  6111975
EMC Corporation                  com           268648102        3667    215190 SH     SOLE                 215190     0        0
Exelon Corp.                     com           30161N101       61706   1243571 SH     SOLE                 503695     0   739876
GlaxoSmithKline                  sponsored adr 37733W105         540     13656 SH     SOLE                      0     0    13656
Hewlett Packard Co.              com           428236103      115343   2443185 SH     SOLE                 992820     0  1450365
Home Depot                       com           437076102         266     10000 SH     SOLE                      0     0    10000
Intel Corp.                      com           458140100         323     16500 SH     SOLE                      0     0    16500
International Business Machines Ccom           459200101       95018    794395 SH     SOLE                 325355     0   469040
Ishares Russell 1000 Value       russell1000val464287598         314      5665 SH     SOLE                   5665     0        0
ITT Corp.                        com           450911102       67935   1302680 SH     SOLE                 540680     0   762000
J.P. Morgan Chase & Co.          com           46625H100      137894   3146818 SH     SOLE                1240473     0  1906345
Johnson & Johnson                com           478160104        1481     24320 SH     SOLE                   1740     0    22580
Kraft Foods Inc-A                cl a          50075N104       79842   3039279 SH     SOLE                1247267     0  1792012
Liberty Media - Interactive A    int com ser a 53071m104         357     32515 SH     SOLE                   1331     0    31184
Liberty Media Corp Ent. Group A  ent com ser a 53071m500         498     16008 SH     SOLE                   1064     0    14944
Lowe's Cos., Inc.                com           548661107       84361   4028690 SH     SOLE                1744350     0  2284340
McDonalds Corp.                  com           580135101         228      4000 SH     SOLE                      0     0     4000
MetLife Inc.                     com           59156R108       96854   2544115 SH     SOLE                1018990     0  1525125
Microsoft Corp.                  com           594918104         257     10000 SH     SOLE                      0     0    10000
Monsanto Co.                     com           61166W101         232      3000 SH     SOLE                      0     0     3000
Morgan Stanley                   com new       617446448         414     13410 SH     SOLE                  13410     0        0
Nike Inc - Cl B                  cl b          654106103         377      5820 SH     SOLE                      0     0     5820
Nuveen Insured Municipal Opportuncom           670984103         344     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         293     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       93315   4477710 SH     SOLE                1821265     0  2656445
Pepsico Inc.                     com           713448108         283      4825 SH     SOLE                      0     0     4825
Pfizer Inc.                      com           717081103       55550   3356490 SH     SOLE                1367285     0  1989205
Philip Morris International      com           718172109         292      6000 SH     SOLE                      0     0     6000
Praxair, Inc.                    com           74005P104       72187    883670 SH     SOLE                 386745     0   496925
Rockwell Collins Inc.            com           774341101       96144   1892608 SH     SOLE                 768220     0  1124388
The Procter & Gamble Co.         com           742718109        1640     28310 SH     SOLE                   2160     0    26150
The Walt Disney Co.              com disney    254687106         275     10000 SH     SOLE                      0     0    10000
Thermo Fisher Scientific Inc.    com           883556102       97169   2225065 SH     SOLE                 911110     0  1313955
Time Warner Cable Inc.           com           88732J207        6270    145502 SH     SOLE                 132701     0    12801
Time Warner Inc.                 com new       887317303        1678     58319 SH     SOLE                   7319     0    51000
Transocean Ltd.                  reg shs       h8817h100       68103    796245 SH     SOLE                 325790     0   470455
United Parcel Service- Cl B      cl b          911312106       78111   1383235 SH     SOLE                 569465     0   813770
United Technologies Corp.        com           913017109       99929   1640061 SH     SOLE                 665931     0   974130
Verizon Communications           com           92343v104         259      8540 SH     SOLE                      0     0     8540
Wells Fargo & Co.                com           949746101       76203   2704155 SH     SOLE                1069670     0  1634485
Western Union Co.                com           959802109         189     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310W108       61704   3780903 SH     SOLE                1179338     0  2601565
Xerox                            com           984121103       29019   3749255 SH     SOLE                2968420     0   780835
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